Average Annual Total Returns		12 Months Ended	27 Months Ended
	Feb. 09, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	24.74%
Pabrai Wagons Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.98%	10.20%
Performance Inception Date		Sep. 29, 2023
Pabrai Wagons Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.82%	9.92%
Pabrai Wagons Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.47%	7.82%

[1]	The Predecessor Fund commenced operations on September 29, 2023. Performance shown prior to the inception of the Fund, is that of the Predecessor Fund’s Institutional Class shares.